Fair Value (Details 2) (Fair Value on recurring basis [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Discounted cash flow [Member]
Quantitative Information about Fair Value Measurements
Valuation Technique(s)	Discounted cash flow
Illiquidity factor	0.30%
Contractual Rate, Range	2.30%
Industrial revenue bond [Member]
Quantitative Information about Fair Value Measurements
Fair Value at December31, 2012	$ 3,800
Industrial revenue bond [Member] | Discounted cash flow [Member]
Quantitative Information about Fair Value Measurements
Valuation Technique(s)	Discounted cash flow
Industrial revenue bond [Member] | Maximum [Member] | Discounted cash flow [Member]
Quantitative Information about Fair Value Measurements
Corporate bonds/Industrial revenue bond, Current yield/Discount rate	1.70%
Industrial revenue bond [Member] | Minimum [Member] | Discounted cash flow [Member]
Quantitative Information about Fair Value Measurements
Corporate bonds/Industrial revenue bond, Current yield/Discount rate	1.60%
Corporate Bonds [Member]
Quantitative Information about Fair Value Measurements
Fair Value at December31, 2012	26
Corporate Bonds [Member] | Discounted cash flow [Member]
Quantitative Information about Fair Value Measurements
Valuation Technique(s)	Discounted cash flow
Corporate bonds/Industrial revenue bond, Current yield/Discount rate	20.00%
Default Probability, Range	95.00%
Collateralized Debt Obligations [Member]
Quantitative Information about Fair Value Measurements
Fair Value at December31, 2012	$ 297
Collateralized Debt Obligations [Member] | Discounted cash flow [Member]
Quantitative Information about Fair Value Measurements
Valuation Technique(s)	Discounted cash flow
Discount Rate, Range	Libor +10.75% and 13%